Earnings per Share - Summary of Earnings per Share ("EPS") (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic EPS
Net income (loss) attributable to parent company	$ 802	$ 165	$ 104
Weighted average shares outstanding	884,707,764	881,246,870	876,510,959
Basic EPS	$ 0.91	$ 0.19	$ 0.12
Diluted EPS
Net income (loss) attributable to parent company adjusted	$ 802	$ 165	$ 104
Weighted average shares outstanding	884,707,764	881,246,870	876,510,959
Dilutive effect of stock awards	7,459,507	5,003,573	4,043,813
Dilutive effect of convertible debt	13,918,602
Number of shares used in calculating diluted EPS	906,085,873	886,250,443	880,554,772
Diluted EPS	$ 0.89	$ 0.19	$ 0.12